FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2017
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

27.   FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

The Corporation’s financial risk management policies have been established in order to identify and analyze the risks faced by the Corporation, to set appropriate risk limits and controls, and to monitor risks and adherence to limits. Risk-management policies are reviewed regularly to reflect changes in market conditions and in the Corporation’s activities.

The Corporation uses a number of financial instruments, mainly cash and cash equivalents, accounts receivable, bank indebtedness, accounts payable and accrued charges, long-term debt, and derivative financial instruments. As a result of their use of financial instruments, the Corporation and its subsidiaries are exposed to credit risk, liquidity risk and market risks relating to foreign exchange fluctuations and interest rate fluctuations.

In order to manage its foreign exchange and interest rate risks, the Corporation uses derivative financial instruments (i) to set in CAN dollars future payments on debts denominated in U.S. dollars (interest and principal) and certain purchases of inventories and other capital expenditures denominated in a foreign currency, (ii) to achieve a targeted balance of fixed and floating rate debts, and (iii) to lock-in the value of certain derivative financial instruments through offsetting transactions. The Corporation does not intend to settle its derivative financial instruments prior to their maturity as none of these instruments is held or issued for speculative purposes.

(a)    Description of derivative financial instruments

(i)    Foreign exchange forward contracts

Maturity	CAN dollar average exchange rate per one U.S. dollar	Notional amount sold (in millions of dollars)	Notional amount bought (in millions of dollars)

Less than 1 year	1.2936	$151.4	US$	117.0

(ii)    Cross-currency interest rate swaps

	Hedging instrument
Hedged item	Period covered	Notional amount		Annual interest rate on notional amount in CAN dollars	CAN dollar exchange rate on interest and capital payments per one U.S. dollar

5.000% Senior Notes due 2022	2014 to 2022	US$	543,125	6.01%	0.9983
5.000% Senior Notes due 2022	2012 to 2022	US$	256,875	5.81%	1.0016
5.375% Senior Notes due 2024	2014 to 2024	US$	158,605	Bankers’ acceptance 3 months + 2.67%	1.1034
5.375% Senior Notes due 2024	2017 to 2024	US$	441,395	5.62%	1.1039
5.125% Senior Notes due 2027	2017 to 2027	US$	600,000	4.82%	1.3407

Certain cross-currency interest rate swaps entered into by the Corporation include an option that allows each party to unwind the transaction on a specific date at the then settlement amount.

(b)    Fair value of financial instruments

In accordance with IFRS 13, Fair value measurement, the Corporation considers the following fair value hierarchy which reflects the significance of the inputs used in measuring its financial instruments:

•     Level 1:    quoted prices (unadjusted) in active markets for identical assets or liabilities;

•     Level 2:    inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and

•     Level 3:    inputs that are not based on observable market data (unobservable inputs).

The fair value of long-term debt is estimated based on quoted market prices when available or on valuation models using Level 1 and Level 2 inputs. When the Corporation uses valuation models, the fair value is estimated using discounted cash flows using year-end market yields or the market value of similar instruments with the same maturity.

The fair value of cash equivalents and bank indebtedness classified as held-for-trading and accounted for at their fair value on the consolidated balance sheets, is determined using Level 2 inputs.

The fair value of derivative financial instruments recognized in the consolidated balance sheets is estimated as per the Corporation’s valuation models. These models project future cash flows and discount the future amounts to a present value using the contractual terms of the derivative instrument and factors observable in external market data, such as period-end swap rates and foreign exchange rates (Level 2 inputs). An adjustment is also included to reflect non-performance risk impacted by the financial and economic environment prevailing at the date of the valuation in the recognized measure of the fair value of the derivative instruments by applying a credit default premium estimated using a combination of observable and unobservable inputs in the market (Level 3 inputs) to the net exposure of the counterparty or the Corporation. Derivative financial instruments are classified as Level 2.

The fair value of early settlement options recognized as embedded derivatives is determined by option pricing models using Level 2 market inputs, including volatility, discount factors and the underlying instrument’s adjusted implicit interest rate and credit premium.

The carrying value and fair value of long term debt and derivative financial instruments as of December 31, 2017 and 2016 are as follows:

	2017		2016
Asset (liability)	Carrying value	Fair value	Carrying value	Fair value

Long-term debt[1,2]	$(3,294,557)	$(3,492,100)	$(3,180,301)	$(3,266,417)
Derivative financial instruments[3]
Early settlement options	—	—	417	417
Foreign exchange forward contracts[4]	(4,502)	(4,502)	2,467	2,467
Cross-currency interest rate swaps[4]	263,530	263,530	415,321	415,321

[1]	The carrying value of long-term debt excludes adjustments to record changes in the fair value of long-term debt related to hedged interest rate risk, embedded derivatives and financing fees.

[2]	The fair value of long-term debt excludes the fair value of early settlement options, which is presented separately in the table.

[3]	The fair value of derivative financial instruments designated as hedges is a net asset position of $259.0 million as of December 31, 2017 ($417.8 million as of December 31, 2016).

[4]	The value of foreign exchange forward contracts entered into to lock-in the value of existing hedging positions is netted from the value of the offset financial instruments.

(c)    Credit risk management

Credit risk is the risk of financial loss to the Corporation if a customer or counterparty to a financial asset fails to meet its contractual obligations.

In the normal course of business, the Corporation continuously monitors the financial condition of its customers and reviews the credit history of each new customer. As of December 31, 2016, no customer balance represented a significant portion of the Corporation’s consolidated accounts receivable. The Corporation establishes an allowance for doubtful accounts based on the specific credit risk of its customers and historical trends. The allowance for doubtful accounts amounted to $14.0 million as of December 31, 2017 ($19.4 million as of December 31, 2016). As of December 31, 2017, 4.9% of accounts receivable were 90 days past their billing date (7.7% as of December 31, 2016), of which 67.3% had an allowance for doubtful accounts (58.9% as of December 31, 2016).

The following table shows changes to the allowance for doubtful accounts for the years ended December 31, 2017 and 2016:

	2017	2016

Balance at beginning of the year	$19,351	$16,569
Charged to income	19,977	33,811
Utilization	(25,374)	(31,029)

Balance at the end of the year	$13,954	$19,351

The Corporation believes that its product lines and the diversity of its customer base are instrumental in reducing its credit risk, as well as the impact of fluctuations in product-line demand. The Corporation does not believe that it is exposed to an unusual level of customer credit risk.

As a result of its use of derivative financial instruments, the Corporation is exposed to the risk of non-performance by a third party. When the Corporation enters into derivative contracts, the counterparties (either foreign or Canadian) must have credit ratings at least in accordance with the Corporation’s risk-management policy and are subject to concentration limits. These credit ratings and concentration limits are monitored on an ongoing basis but at least quarterly.

(d)    Liquidity risk management

Liquidity risk is the risk that the Corporation will not be able to meet its financial obligations as they fall due or the risk that those financial obligations will have to be met at excessive cost. The Corporation manages this exposure through staggered debt maturities. The weighted average term of the Corporation’s consolidated debt was approximately 7.0 years as of December 31, 2017 (6.8 years as of December 31, 2016).

The Corporation’s management believes that cash flows and available sources of financing should be sufficient to cover committed cash requirements for capital investments, working capital, interest payments, income tax payments, debt repayments, pension plan contributions, and dividends (or distributions) in the future. The Corporation has access to cash flows generated by its subsidiaries through dividends and cash advances paid by its wholly owned subsidiaries.

As of December 31, 2017, material contractual obligations related to financial instruments included capital repayment and interest on long-term debt and obligations related to derivative instruments, less estimated future receipts on derivative instruments. These obligations and their maturities are as follows:

	Total	Less than 1 year	1-3 years	3-5 years	5 years or more

Accounts payable and accrued charges	$491,910	$491,910	$—	$—	$—
Amounts payable to affiliated corporations	54,675	54,675	—	—	—
Long-term debt[1]	3,294,557	5,357	—	1,005,680	2,283,520
Interest payments[2]	1,149,339	123,783	335,210	331,954	358,392
Derivative instruments[3]	(248,015)	—	—	(206,179)	(41,836)

Total	$4,742,466	$675,725	$335,210	$1,131,455	$2,600,076

[1]	The carrying value of long-term debt excludes adjustments to record changes in the fair value of long-term debt related to hedged interest rate risk, embedded derivatives and financing fees.
[2]	Estimate of interest payable on long-term debt, based on interest rates, hedging of interest rates and hedging of foreign exchange rates as of December 31, 2017.
[3]	Estimated future receipts, net of future disbursements, on derivative financial instruments related to foreign exchange hedging.

(e)    Market risk

Market risk is the risk that changes in market prices due to foreign exchange rates and/or interest rates will affect the value of the Corporation’s financial instruments. The objective of market risk management is to mitigate and control exposures within acceptable parameters while optimizing the return on risk.

Foreign currency risk

Most of the Corporation’s consolidated revenues and expenses, other than interest expense on U.S.-dollar-denominated debt, purchases of set-top boxes, handsets and cable modems and certain capital expenditures, are received or denominated in CAN dollars. A large portion of the interest, principal and premium, if any, payable on its debt is payable in U.S. dollars. The Corporation has entered into transactions to hedge the foreign currency risk exposure on its U.S.-dollar-denominated debt obligations outstanding as of December 31, 2017 and to hedge its exposure on certain purchases of set-top boxes, handsets, cable modems and capital. Accordingly, the Corporation’s sensitivity to variations in foreign exchange rates is economically limited.

The estimated sensitivity on income and on other comprehensive income, before income tax, of a variance of $0.10 in the year-end exchange rate of a CAN dollar per one U.S. dollar used to calculate the fair value of financial instruments as of December 31, 2017 is as follows:

Increase (decrease)	Income	Other comprehensive income

Increase of $0.10
Gain on valuation and translation of financial instruments and derivative financial instruments	$1,587	$28,684

Decrease of $0.10
Gain on valuation and translation of financial instruments and derivative financial instruments	(1,587)	(28,684)

A variance of $0.10 in the 2017 average exchange rate of CAN dollar per one U.S. dollar would have resulted in a variance of $3.2 million on unhedged purchase of goods and services in 2017 and $5.7 million on unhedged acquisitions of tangible and intangible assets in 2017.

Interest rate risk

The Corporation’s bank credit facilities bear interest at floating rates based on the following reference rates: (i) Bankers’ acceptance rate, (ii) LIBOR, (iii) Canadian prime rate and (iv) U.S. prime rate. The Senior Notes issued by the Corporation bear interest at fixed rates. The Corporation has entered into cross-currency interest rate swap agreements in order to manage cash flow risk exposure. As of December 31, 2017, after taking into account the hedging instruments, long-term debt was comprised of 94.1% fixed rate debt (85.5% in 2016) and 5.9% floating rate debt (14.5% in 2016).

The estimated sensitivity on interest payments of a 100 basis-point variance in the year-end Canadian Bankers’ acceptance rate as of December 31, 2017 was $1.8 million.

The estimated sensitivity on income and on other comprehensive income, before income tax, of a 100 basis-point variance in the discount rate used to calculate the fair value of financial instruments as of December 31, 2017, as per the Corporation’s valuation models, was as follows:

Increase (decrease)	Income	Other comprehensive income

Increase of 100 basis points	$(1,558)	$(8,948)
Decrease of 100 basis points	1,558	8,948

(f)    Capital management

The Corporation’s primary objective in managing capital is to maintain an optimal capital base in order to support the capital requirements of its various businesses, including growth opportunities.

In managing its capital structure, the Corporation takes into account the asset characteristics of its subsidiaries and planned requirements for funds. Management of the capital structure involves the issuance and repayment of debt, the use of cash flows generated by operations, and the level of distributions to the parent corporation. The Corporation has not significantly changed its strategy regarding the management of its capital structure since the last financial year.

The Corporation’s capital structure is composed of equity, bank indebtedness, long-term debt and derivative financial instruments and cash and cash equivalents. The capital structure as of December 31, 2017 and 2016 is as follows:

	2017	2016

Bank indebtedness	$—	$10,118
Long-term debt	3,270,330	3,163,108
Derivative financial instruments	(259,028)	(417,788)
Cash and cash equivalents	(815,848)	(961)

Net liabilities	2,195,454	2,754,477
Equity	$1,733,054	$1,071,740

The Corporation is not subject to any externally imposed capital requirements other than certain restrictions under the terms of its borrowing agreements, which relate, among other things, to permitted investments, inter-corporation transactions, the declaration and payment of dividends or other distributions.